Corporate information (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Corporate Information [Abstract]
Summary of Subsidiaries

The Company’s major subsidiaries as at December 31, 2021 are set out below. The country of incorporation or registration is also their principal place of business.

Name of entity	Place of incorporated	Date of incorporation/ establishment	Effective interest held upon completion of reorganization	Principal activities
Subsidiaries
Kuaidian Power (Beijing) New Energy Technology Co., Ltd.	Beijing, China	August 20, 2019	100%	Online EV Charging Solutions, Non-Charging Solutions and Other Services
Beijing Chezhubang New Energy Technology Co., Ltd.	Beijing, China	July 18, 2018	100%	Online EV Charging Solutions
Zhidian Youtong Technology Co., Ltd.	Shandong, China	September 27, 2020	100%	Offline EV Charging Solutions
Shaanxi Kuaidian Mobility Technology Co., Ltd.	Shaanxi, China	May 29, 2018	100%	Offline EV Charging Solutions
Qingdao Hill Matrix New Energy Technology Co., Ltd.	Shandong, China	April 26, 2021	100%	Offline EV Charging Solutions
Cosmo Light (Beijing) New Energy Technology Co., Ltd.	Beijing, China	February 22, 2021	100%	Online EV Charging Solutions